Submission	Aug. 02, 2024
Submission [Line Items]
Central Index Key	0001051470
Registrant Name	Crown Castle Inc.
Registration File Number	333-277989
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES